Other disclosures - Schedule of forborne loans (Details) - Credit risk - Forborne loan portfolio € in Millions	Jun. 30, 2022 EUR (€) contract	Dec. 31, 2021 EUR (€) contract
Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	5,484,076	3,899,916
With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	557,451	500,530
Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 10,437	€ 11,684
Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 5,901	€ 4,900
Credit entities | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	22,432
Credit entities | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0
Credit entities | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0
Credit entities | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0
Public sector | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	30	32
Public sector | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	20	15
Public sector | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2	€ 2
Public sector | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Other financial institutions and: individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,109	1,002
Other financial institutions and: individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	662	720
Other financial institutions and: individual shareholder | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 107	€ 102
Other financial institutions and: individual shareholder | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 82	€ 79
Non financial institutions and individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	286,155	248,375
Non financial institutions and individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	54,277	47,865
Non financial institutions and individual shareholder | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 5,066	€ 5,517
Non financial institutions and individual shareholder | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2,001	€ 1,206
Of which: Financing for constructions and property development | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	12,637	8,576
Of which: Financing for constructions and property development | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,619	1,321
Of which: Financing for constructions and property development | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 384	€ 390
Of which: Financing for constructions and property development | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 58	€ 40
Other warehouses | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	5,174,350	3,650,507
Other warehouses | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	502,492	451,930
Other warehouses | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 5,262	€ 6,063
Other warehouses | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,818	3,615
Gross carrying amount | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	17,012	16,150
Gross carrying amount | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	19,398	19,893
Gross carrying amount | Credit entities | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	25
Gross carrying amount | Credit entities | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Gross carrying amount | Public sector | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	32	18
Gross carrying amount | Public sector | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	6	7
Gross carrying amount | Other financial institutions and: individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	120	93
Gross carrying amount | Other financial institutions and: individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	294	200
Gross carrying amount | Non financial institutions and individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	11,178	11,548
Gross carrying amount | Non financial institutions and individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	9,183	8,915
Gross carrying amount | Of which: Financing for constructions and property development | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	118	113
Gross carrying amount | Of which: Financing for constructions and property development | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	535	550
Gross carrying amount | Other warehouses | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	5,657	4,491
Gross carrying amount | Other warehouses | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	9,915	10,771
Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	8,558	8,261
Accumulated impairment | Credit entities
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	11
Accumulated impairment | Public sector
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	5	4
Accumulated impairment | Other financial institutions and: individual shareholder
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	52	30
Accumulated impairment | Non financial institutions and individual shareholder
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	4,157	4,367
Accumulated impairment | Of which: Financing for constructions and property development
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	197	176
Accumulated impairment | Other warehouses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,333	€ 3,860
Credit impaired | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	2,923,932	1,956,066
Credit impaired | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	252,727	194,982
Credit impaired | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 4,877	€ 6,005
Credit impaired | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,681	€ 865
Credit impaired | Credit entities | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	13,582
Credit impaired | Credit entities | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0
Credit impaired | Credit entities | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0
Credit impaired | Credit entities | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0
Credit impaired | Public sector | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	11	7
Credit impaired | Public sector | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	16	14
Credit impaired | Public sector | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2	€ 2
Credit impaired | Public sector | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Other financial institutions and: individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	508	421
Credit impaired | Other financial institutions and: individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	383	528
Credit impaired | Other financial institutions and: individual shareholder | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 24	€ 54
Credit impaired | Other financial institutions and: individual shareholder | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3	€ 7
Credit impaired | Non financial institutions and individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	138,159	116,009
Credit impaired | Non financial institutions and individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	35,913	32,263
Credit impaired | Non financial institutions and individual shareholder | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2,843	€ 3,308
Credit impaired | Non financial institutions and individual shareholder | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 692	€ 424
Credit impaired | Of which: Financing for constructions and property development | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	6,829	4,638
Credit impaired | Of which: Financing for constructions and property development | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,011	849
Credit impaired | Of which: Financing for constructions and property development | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 171	€ 172
Credit impaired | Of which: Financing for constructions and property development | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 39	€ 34
Credit impaired | Other warehouses | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	2,771,672	1,839,629
Credit impaired | Other warehouses | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	216,415	162,177
Credit impaired | Other warehouses | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2,008	€ 2,641
Credit impaired | Other warehouses | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	986	434
Credit impaired | Gross carrying amount | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	6,540	6,308
Credit impaired | Gross carrying amount | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	8,745	9,231
Credit impaired | Gross carrying amount | Credit entities | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	16
Credit impaired | Gross carrying amount | Credit entities | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Credit impaired | Gross carrying amount | Public sector | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3	1
Credit impaired | Gross carrying amount | Public sector | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	5	5
Credit impaired | Gross carrying amount | Other financial institutions and: individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	31	51
Credit impaired | Gross carrying amount | Other financial institutions and: individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	118	67
Credit impaired | Gross carrying amount | Non financial institutions and individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3,983	4,377
Credit impaired | Gross carrying amount | Non financial institutions and individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	4,963	5,261
Credit impaired | Gross carrying amount | Of which: Financing for constructions and property development | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	68	63
Credit impaired | Gross carrying amount | Of which: Financing for constructions and property development | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	286	301
Credit impaired | Gross carrying amount | Other warehouses | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	2,507	1,879
Credit impaired | Gross carrying amount | Other warehouses | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3,659	3,898
Credit impaired | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	6,456	6,304
Credit impaired | Accumulated impairment | Credit entities
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	11
Credit impaired | Accumulated impairment | Public sector
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	5	4
Credit impaired | Accumulated impairment | Other financial institutions and: individual shareholder
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	49	27
Credit impaired | Accumulated impairment | Non financial institutions and individual shareholder
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3,611	3,891
Credit impaired | Accumulated impairment | Of which: Financing for constructions and property development
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	166	148
Credit impaired | Accumulated impairment | Other warehouses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 2,780	€ 2,382